Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 85,091	¥ 90,754
Accumulated Amortization	52,249	51,205
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	30,409	33,702
Accumulated Amortization	21,696	23,425
Patent
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,185	18,227
Accumulated Amortization	15,310	15,015
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,726	26,959
Accumulated Amortization	9,053	6,078
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,771	11,866
Accumulated Amortization	¥ 6,190	¥ 6,687